Statements of Net Assets Available for Benefits - EBP 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Assets
Investments at fair value	$ 9,646,063,039	$ 8,459,934,366
Fully benefit responsive investment contracts at contract value	270,887,025	275,981,083
Total investments	9,916,950,064	8,735,915,449
Receivables
Employer contributions	15,654,271	15,512,210
Participant contributions	8,539,294	8,135,853
Dividends and interest	6,283,392	4,908,032
Receivables for securities sold	1,834,683	0
Participant loans receivable	28,596,252	27,699,125
Total receivables	60,907,892	56,255,220
Total assets	9,977,857,956	8,792,170,669
Liabilities
Accrued investment management fees	1,450,352	1,099,190
Payables for securities purchased	1,066,038	14,455
Total liabilities	2,516,390	1,113,645
Net assets available for benefits	$ 9,975,341,566	$ 8,791,057,024